First Allmerica Financial Life Insurance Company 440 Lincoln Street Worcester, MA 01653 508-855-1000 – phone	allmericafinancial.com * 800.782.8386

SEMI-ANNUAL REPORT – 6/30/2007

FOR CONTRACT HOLDERS OF:	GROUP VARI-EXCEPTIONAL LIFE PLUS (GROUP VEL),
EXECUTIVE SOLUTIONS (GROUP VEL COLI)

September 10, 2007

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	GROUP VEL ACCOUNT 1940 Act Registration Number: 811-7663 1933 Act Registration Numbers: 333-06383, 333-52944 CIK: 0000945907 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Group VEL Account, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust	1046292	August 30, 2007
AIM Variable Insurance Funds	896435	August 23, 2007
The Alger American Fund	832566	August 22, 2007
AllianceBernstein Variable Products Series Fund, Inc.	825316	August 24, 2007 August 27, 2007
Delaware VIP Trust	814230	September 5, 2007
Fidelity Variable Insurance Products Fund	356494	August 27, 2007
Fidelity Variable Insurance Products Fund II	831016	August 27, 2007
Franklin Templeton Variable Insurance Products Trust	837274	August 27, 2007
Janus Aspen Series	906185	August 23, 2007
PIMCO Variable Insurance Trust	1047304	September 4, 2007
T. Rowe Price International Series, Inc.	918292	August 24, 2007
The Universal Institutional Funds, Inc.	1011378	September 6, 2007

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ Marilyn Smith

Marilyn Smith
Vice President

First Allmerica Financial Life Insurance Company pursuant to Power of Attorney dated April 2, 2007